Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
Net revenue	$ 2,511	$ 1,145	$ 5,680	$ 1,430	$ 6,442	$ 1,224
Cost of revenue	1,491	952	2,973	1,281	3,890	1,620
Gross profit	1,020	193	2,707	149	2,552	(396)
Operating expenses:
Research and development	719	1,397	1,330	2,959	5,779	11,044
Selling, general and administrative	8,129	7,358	23,835	23,021	41,835	24,104
Impairment of long-lived assets					1,333
Loss from operations	(7,828)	(8,562)	(22,458)	(25,831)	(46,395)	(35,544)
Interest expense	274	248	485	1,105	1,582	3,355
Change in fair value of earnout liability	(2,220)	(5,174)	(280)	(29,938)	(31,879)
Change in fair value of warrants	(3,283)	(106)	(625)	(46)
Change in fair value of PIPE make-whole liability		(3,336)		(432)	(830)
Change in fair value of SAFEs					10	655
Merger-related transaction costs expensed				4,009	4,009
Private placement costs					2,894
Other non-operating losses, net	(303)	1,575	99	1,585	282
Loss before income taxes	(2,296)	(1,769)	(22,137)	(2,114)	(22,463)	(39,554)
Provision (benefit) for income taxes	(5)	(16)	(7)	(1,296)	(2,429)	67
Net loss and comprehensive loss	(2,291)	(1,753)	(22,130)	(818)	(20,034)	(39,621)
Deemed dividend from warrant price adjustment		661		661	661
Net loss available to common stockholders	$ (2,291)	$ (2,414)	$ (22,130)	$ (1,479)	$ (20,695)	$ (39,621)
Net loss per share of Class A and Class B Common Stock:
Basic	$ (0.06)	$ (0.09)	$ (0.56)	$ (0.06)	$ (0.73)	$ (2.71)
Diluted	$ (0.06)	$ (0.21)	$ (0.56)	$ (0.10)	$ (0.75)	$ (2.71)
Weighted-average common shares outstanding:
Basic	40,233,820	28,045,995	39,320,117	24,259,035	28,419,593	14,612,600
Diluted	40,233,820	29,199,253	39,320,117	24,914,569	29,483,021	14,612,600